Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	3,260,000
Proposed Maximum Offering Price per Unit	14.36
Maximum Aggregate Offering Price	$ 46,813,600.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,464.96
Offering Note	This Registration Statement on Form S-8 covers (i) additional shares of common stock, par value $0.001 per share, of the Registrant (Common Stock) authorized for issuance under Tandem Diabetes Care, Inc.s 2023 Long-Term Incentive Plan, as amended (the Plan), pursuant to an amendment to the Plan approved at the Registrants 2026 Annual Meeting of Stockholders held on May 20, 2026, and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), such additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. The proposed maximum offering price per unit has been estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act and is based upon the average of the high and low prices of the Common Stock on May 20, 2026, as reported on The Nasdaq Global Market.